S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 22, 2026
Bluerock Acquisition Holdings II Llc [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Bluerock Acquisition Holdings II, LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.40%
R Ramin Kamfar [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	R. Ramin Kamfar
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chairman and Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.40%
Harrison Seideman [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Harrison Seideman
Christopher Vohs [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Christopher Vohs
Christopher Bradley [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Christopher Bradley
Ziv Conen [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ziv Conen
Andrew Weksler [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Andrew Weksler
Officers And Directors [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers and directors as a group
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	6 persons
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%